Share Based Compensation - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Options granted (in shares)	0	0
Employee Stock Option [Member]
Number of Shares
Options exercisable, beginning balance (in shares)	824
Options outstanding, beginning balance (in shares)	902
Options granted (in shares)	0
Options forfeited (in shares)	(17)
Options expired (in shares)	(290)
Options exercised (in shares)	(37)
Options outstanding, ending balance (in shares)	558	902
Options exercisable, ending balance (in shares)	523	824
Weighted- Average Exercise Price per Share
Options exercisable, weighted-average exercise price per share, beginning balance (usd per share)	$ 2.84
Options outstanding, weighted-average exercise price per share, beginning balance (usd per share)	3.03
Options granted, weighted-average exercise price per share (usd per share)	0.00
Options forfeited, weighted average exercise price per share (usd per share)	5.12
Options expired, weighted average exercise price per share (usd per share)	2.68
Options exercised, weighted average exercise price per share (usd per share)	0.70
Options exercisable, weighted-average exercise price per share, ending balance (usd per share)	3.18	$ 2.84
Options outstanding, weighted-average exercise price per share, ending balance (usd per share)	$ 3.31	$ 3.03
Options outstanding , weighted average remaining contractual term (in years)	2 years 8 months 24 days
Options exercisable, weighted average remaining contractual term (in years)	2 years 5 months 6 days
Options outstanding, aggregate intrinsic value	$ 0
Options exercisable, aggregate intrinsic value	$ 0